Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for other intangible assets are:

			Years
Software			3 to 10

	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2019	1,784	384	2,168
Exchange adjustments	45	18	63
Additions	38	314	352
Reclassifications	159	(159)	—
Cost at 1 April 2020	2,026	557	2,583
Exchange adjustments	(102)	(43)	(145)
Additions	7	414	421
Disposals	(47)	(2)	(49)
Reclassifications¹	255	(240)	15
Reclassification to held for sale (note 10)	(19)	—	(19)
Cost at 31 March 2021	2,120	686	2,806
Accumulated amortisation at 1 April 2019	(1,084)	—	(1,084)
Exchange adjustments	(28)	—	(28)
Amortisation charge for the year	(176)	—	(176)
Accumulated amortisation at 1 April 2020	(1,288)	—	(1,288)
Exchange adjustments	61	—	61
Amortisation charge for the year	(196)	—	(196)
Accumulated amortisation of disposals	44	—	44
Reclassification to held for sale (note 10)	16	—	16
Accumulated amortisation at 31 March 2021	(1,363)	—	(1,363)
Net book value at 31 March 2021²	757	686	1,443
Net book value at 31 March 2020	738	557	1,295
1.    Reclassifications includes amounts transferred from property, plant and equipment (see note 13).
2.    The Group has capitalised £298 million (2020: £240 million) in relation to the Gas Business Enablement system in the US, of which £82 million (2020: £30 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £117 million (2020: £59 million) in relation to our new UK general ledger system is also included within assets in the course of construction as at 31 March 2021, and is expected to be amortised over 10 years once it is commissioned in July 2021.